CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 110,922	$ 92,639	$ 59,800	$ 247,313
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	29,356	26,560	111,192	109,868
Accrued interest	12,500
Amortization				2,802
Change in allowance for doubtful accounts			75,316	22,236
Loss on disposal of assets			7,151
Gain on retirement of note payable			(11,638)
Contribution of tax effect of C-Corp conversion				105,659
Stock issued for services			48,000	2,880
Changes in operating assets and liabilities
Accounts receivable	(41,530)	50,149	57,648	(359,260)
Inventory	(25,618)	(75,089)	(265,738)	(479,945)
Investments in marketable securities			(75)
Other assets		(12,305)	885	(885)
Deferred tax asset			12,862	62,663
Accounts payable and accrued interest payable	(242,331)	55,057	(83,807)	403,955
Other liabilities	148,428	16,992	7,825	(17,152)
Net cash provided by operating activities	(8,273)	154,003	19,421	100,134
Cash flows from investing activities
Purchase of fixed assets			(69,697)	(21,233)
Disposal of fixed assets			22,850
Net cash (used) in investing activities			(46,847)	(21,233)
Cash flows from financing activities
Net proceeds from bank line of credit		29,999		50,000
Payments on notes payable	(38,402)	(110,894)	(355,087)	(138,290)
Proceeds from notes payable			265,365
Net loan (paid)/received - related party	5,327	(52,402)	(40,050)	(7,691)
Repayments on employee advances				21,018
Advances to employees	400		(31,201)
Stock issued for cash		192,800	274,212
Distribution to stockholder				(45,000)
Net cash provided by (in) by financing activities	(32,675)	59,503	113,239	(119,963)
Net change in cash and cash equivalent	(40,948)	213,506	85,813	(41,062)
Cash and cash equivalent at the beginning of period	115,489	29,676	29,676	70,738
Cash and cash equivalent at the end of period	74,541	243,190	115,489	29,676
Supplemental disclosures of cash flow Information
Cash paid during the period for interest	16,883	24,359	112,112	70,660
Cash paid for taxes		750	2,485	6,045
Supplemental non-cash investing and financing activities
Subscription receivable				672,715
Contribution of property			672,715
Stock issued for services			$ 48,000	$ 2,880